Investments in subsidiaries, associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, associates and joint ventures
Schedule of investments in associates and joint ventures, equity results and dividends received

			Investments in associates
			and joint ventures		Equity results in the income statement			Dividends received
			December 31,		Year ended December 31,			Year ended December 31,
Associates and joint ventures	% ownership	% voting capital	2021	2020	2021	2020	2019	2021	2020	2019
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	21	20	4	1	4	1	—	—
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	51	48	46	8	48	33	34	62
Companhia Hispano-Brasileira de Pelotização	50.89	50.89	38	43	1	11	37	7	27	50
Companhia Ítalo-Brasileira de Pelotização	50.90	51.00	48	44	40	10	30	23	23	54
Companhia Nipo-Brasileira de Pelotização	51.00	51.11	129	121	40	8	84	8	32	92
MRS Logística S.A.	48.16	46.75	418	398	75	34	50	9	22	29
Samarco Mineração S.A. (note 25)	50.00	50.00	—	—	—	—	—	—	—	—
VLI S.A.	29.60	29.60	408	480	(40)	(22)	1	—	2	9
			1,113	1,154	166	50	254	81	140	296
Base metals
Korea Nickel Corp.	25.00	25.00	17	18	1	—	—	—	—	—
			17	18	1	—	—	—	—	—
Others
Aliança Geração de Energia S.A.	55.00	55.00	367	367	53	28	31	25	24	28
Aliança Norte Energia Participações S.A.	51.00	51.00	105	117	(4)	(8)	4	—	—	—
California Steel Industries, Inc.	50.00	50.00	—	234	228	(7)	23	84	—	29
Companhia Siderúrgica do Pecém	50.00	50.00	99	—	56	(131)	(69)	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	—	71	(5)	(3)	15	—	9	—
Others			50	70	(1)	(5)	(5)	—	—	—
			621	859	327	(126)	(1)	109	33	57
Total			1,751	2,031	494	(76)	253	190	173	353

Schedule of changes in investments in associates and joint ventures

	2021	2020
Balance at January 1,	2,031	2,798
Additions and capitalizations (i)	42	131
Equity results in income statement	494	(76)
Dividends declared	(228)	(128)
Translation adjustment	(128)	(542)
Reduction of investment in VLI	-	(131)
Transfer the equity results to discontinued operations (note 16a)	(26)	(43)
Transfer of CSI to assets held for sale (nota 16c)	(377)	-
Others	(57)	22
Balance at December 31,	1,751	2,031

Summarized financial information about relevant associates and joint ventures

	December 31, 2021
	Aliança Geração	Aliança		Pelletizing
	de Energia	Norte Energia	CSP (i)	plants (ii)	MRS Logística	VLI S.A.
Current assets	112	—	566	425	497	494
Non-current assets	824	206	2,615	267	1,910	3,550
Total assets	936	206	3,181	692	2,407	4,044

Current liabilities	46	—	438	166	447	580
Non-current liabilities	223	—	2,545	1	1,092	2,085
Total liabilities	269	—	2,983	167	1,539	2,665
Stockholders’ equity	667	206	198	525	868	1,379

Net revenue	185	—	2,242	396	820	1,109
Net income (loss)	96	(7)	891	250	155	(136)

	December 31, 2020
							Nacala
	Aliança Geração	Aliança			Pelletizing		Corridor Holding
	de Energia	Norte Energia	CSI	CSP (i)	plants (ii)	MRS Logística	Netherlands B.V. (i)	VLI S.A.

Current assets	138	—	336	346	300	412	524	614
Non-current assets	711	229	344	2,234	258	1,701	4,349	3,737
Total assets	849	229	680	2,581	558	2,113	4,874	4,351

Current liabilities	48	—	63	737	53	389	573	607
Non-current liabilities	134	—	148	2,623	—	898	4,684	2,123
Total liabilities	182	—	211	3,360	53	1,286	5,257	2,729
Stockholders’ equity (negative reserves)	668	229	469	(779)	504	827	(383)	1,622

Net revenue	186	—	665	1,176	104	640	611	1,011
Net income (loss)	51	(15)	(14)	(835)	73	70	(87)	(59)

Schedule of material consolidated entities in each business segment

					% Noncontrolling
	Location	Main activity /Business	% Ownership	% Voting capital	interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Mineração Corumbaense Reunida S.A.	Brazil	Iron ore and manganese	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. ("MBR")	Brazil	Iron ore	100.0%	100.0%	0.0%
Salobo Metais S.A.	Brazil	Copper	100.0%	100.0%	0.0%
PT Vale Indonesia	Indonesia	Nickel	44.3%	44.3%	55.7%
Vale Holdings B.V.	Netherlands	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	100.0%	100.0%	0.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Oman Distribution Center LLC	Oman	Iron ore and pelletizing plant	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing plant	70.0%	70.0%	30.0%

Summary of financial information, prior to the eliminations of the intercompany balances and transactions, about subsidiaries with material noncontrolling interest

	December 31, 2021
		Vale	Vale Oman
	PTVI	Moçambique	Pelletizing	Others	Total
Current assets	771	420	92	—	—
Non-current assets	1,875	195	633	—	—
Related parties - Stockholders	82	6	25	—	—
Total assets	2,728	621	750	—	—

Current liabilities	174	224	97	—	—
Non-current liabilities	70	74	157	—	—
Related parties - Stockholders	—	12,072	296	—	—
Total liabilities	244	12,370	550	—	—

Stockholders' equity(negative reserves)	2,484	(11,749)	200	—	—
Equity (negative reserves) attributable to noncontrolling interests	1,383	(587)	60	(21)	834

Net income	198	326	27	—	—
Net income (loss) attributable to noncontrolling interests	110	(85)	8	(10)	23

Dividends paid to noncontrolling interests	18	—	12	—	30

	December 31, 2020
			Vale	Vale Oman
	PTVI	VNC	Moçambique S.A.	Pelletizing	Others	Total
Current assets	595	2	352	58	—	—
Non-current assets	1,881	—	168	650	—	—
Related parties - Stockholders	61	49	29	47	—	—
Total assets	2,537	51	549	755	—	—
Current liabilities	162	—	341	37	—	—
Non-current liabilities	53	—	98	198	—	—
Related parties - Stockholders	—	281	12,185	325	—	—
Total liabilities	215	281	12,624	560	—	—
Stockholders’ equity (negative reserves)	2,322	(230)	(12,075)	195	—	—
Equity (negative reserves) attributable to noncontrolling interests	1,292	(12)	(2,330)	59	68	(923)
Net income (loss)	84	(669)	(1,804)	20	—	—
Net income (loss) attributable to noncontrolling interests	35	(33)	(348)	6	(9)	(350)
Dividends paid to noncontrolling interests	—	—	—	14	—	14